UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23014

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	8/31
Date of reporting period:	2/29/2024

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

SEMI-ANNUAL REPORT February 29, 2024

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

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DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2023, through February 29, 2024, as provided by the fund’s primary portfolio managers, Kevin Cronk, Chris Barris and Brandon Chao of Alcentra NY, LLC, the fund’s sub-adviser.

Market and Fund Performance Overview

For the six-month period ended February 29, 2024, BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc. (the “fund”) produced a total return of 10.23% on a net-asset-value basis and 11.72% on a market basis.1 Over the same period, the fund provided aggregate income dividends of $.2100 per share, which reflects an annualized distribution rate of 4.95%.2 In comparison, the ICE BofA Global High Yield Index (the “Index”), the fund’s benchmark, posted a total return of 6.72% for the same period.3

Global credit instruments generally delivered positive returns over the period, benefiting from positive U.S. economic growth, a shift by the U.S. Federal Reserve (the “Fed”) away from further rate hikes and a favorable technical backdrop to the market. The fund’s performance benefited from all allocations, particularly its exposure to structured credit and high yield and European loans.

The Fund’s Investment Approach

The fund’s investment objectives are to seek high current income and to return at least $9.835 per Common Share (the initial public offering price per Common Share (as defined below) after deducting a sales load of $0.165 per Common Share but before deducting offering costs of $0.02 per Common Share (“Original NAV”)) to holders of record of shares of the fund’s common stock (“Common Shares”) on or about the December 1, 2024 (subject to certain extensions, the “Termination Date”).4

The fund will normally invest primarily in credit instruments and other investments with similar economic characteristics. Such credit instruments include: first lien, secured, floating-rate loans, as well as investments in participations and assignments of such loans; second lien, senior unsecured, mezzanine and other collateralized and uncollateralized subordinated loans; corporate debt obligations other than loans; and structured products, including collateralized bond, loan and other debt obligations, structured notes and credit-linked notes.

Principal investment strategies include:

• Senior Secured Loans and Other Loans

• Corporate Debt

• Special Situations

• Structured Credit

A Favorable Environment for Credit

The reporting period saw favorable conditions for credit instruments, supported by a positive economic and market environment. Inflation declined from 3.7% in September 2023 to 3.2% in February 2024, above the Fed’s 2% target rate, but generally moving in the desired direction. While the Fed kept the federal funds rate steady at 5.25%–5.50%, Fed Chair Powell indicated a pivot away from further rate increases toward a likelihood of rate cuts later in 2024. At the same time, the U.S. economy continued to grow, bolstered by strong consumer spending, rising wages and healthy levels of employment.

In the bond market, 10-year Treasury yields climbed to near 5% in October 2023, before retreating to under 4% in December and early January 2024, ending the reporting period at approximately 4.2% as expectations for near-term rate cuts waxed and waned. Bank loans continued to benefit from their floating-rate nature, as interest rates remained elevated and average coupon rates provided attractive levels of income. The loan market further benefited from a strong technical backdrop, with strong demand for loans from new collateralized loan obligation (“CLO”) creation and increasingly positive retail flows into floating-rate funds, coupled with limited supply. Supported by the favorable macroeconomic environment, lower-quality instruments rated CCC outperformed their higher-quality counterparts by a significant margin, while B-rated instruments marginally outperformed as well. Although high interest rates caused some erosion of company fundamentals among more leveraged borrowers, and defaults ticked higher to nearly 3%, roughly in line with historical averages, underlying credit conditions for most high yield and leveraged loan issuers remained generally favorable. Technicals remain strong across the fund’s markets, with flows increasing across credit asset classes, further driving returns.

The Fund Outperforms Across the Board

The fund benefited from outperformance relative to the Index across all strategies, bolstered by a focus on lower-credit-quality assets (rated B and lower) at a time when risk-on sentiment prevailed. Structured credit, which represented the fund’s largest allocation, delivered the strongest absolute and relative returns. Gains were bolstered by strong selection, led by structured credit, BB-rated credits, mezzanine and CLO debt, all of which featured wide spreads compared to historical levels and appeared attractive relative to the liquid high yield and bank loan markets, leading to positive repricing. High yield and European loans added significant value as well, with high yield gains propelled by the Fed’s pivot, while gains among European loans were driven by valuation and market technicals. From a sector perspective, cable, food & beverage, health care and utilities performed notably well, while chemicals detracted marginally. The fund’s small allocation to special situations also generated strong relative performance, largely due to idiosyncratic credit selection. Individual credit selection further enhanced relative returns across all the fund’s various strategies. The fund’s U.S. loan exposure generally performed in line with the Index, neither adding to nor detracting from relative returns. The only negative allocation worth noting was the fund’s small cash position, which was held for transactional purposes.

Positioned to Capture High Current Income

As of February 29, 2024, we believe the market’s high current income opportunities continue to look attractive in both absolute and relative terms. In our opinion, the fund’s asset classes are well positioned in the prevailing environment of relatively high but steady rates and positive economic growth. Default outlooks remain manageable, near historical levels, with little prospect of significant increases. At the same time, market technicals appear likely to remain strong, with strong inflows into the fund’s asset classes, robust CLO creation and a resurgence in capital market activity. Although we anticipate that markets will remain sensitive to central bank statements and actions, the current trajectory toward high rates for an extended period, with the possibility of modest cuts on the horizon, supports the fund’s investment strategy of generating high current income.

Accordingly, the fund continues to pursue its disciplined investment approach. From a top-down perspective, we favor floating-rate assets, which provide an attractive current yield. The fund currently remains more skewed toward floating-rate than fixed-rate assets. In terms of credit quality, the fund continues to emphasize bond and loan assets rated B and below, where we find attractive spread and yield characteristics. Structured credit remains a sizeable allocation due to attractive yield opportunities. Among industry sectors, the fund emphasizes exposure to health

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

care and packaging, while taking a more cautious approach to the cable and telecommunication sectors, which face structural competitive challenges.

March 15, 2024

1  Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share or market price per share, as applicable. Past performance is no guarantee of future results. Market price per share, net asset value per share and investment return fluctuate.

2  Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

3 Source: FactSet - The ICE BofA Global High Yield Index is a measure of the global high-yield debt market. The Index represents the union of the U.S. high yield, the pan-European high yield and emerging-markets, hard currency, high yield indices. Investors cannot invest directly in any index.

4 The objective to return at least the fund’s Original NAV is not an express or implied guarantee obligation of the fund, BNY Mellon Investment Adviser, Inc., Alcentra NY LLC or any other entity, and an investor may receive less than the Original NAV upon termination of the fund. There is no assurance the fund will achieve either of its investment objectives and achieving its investment objectives will depend on a number of factors, including market conditions and the success of various portfolio strategies and cash flow management techniques. Based on market conditions as of the date of this report, management anticipates that the likelihood of the fund achieving its objective of returning its Original NAV upon termination of the fund has decreased substantially since the fund’s inception.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Credit risk is the risk that one or more credit instruments in the fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the instrument experiences a decline in its financial status.

Collateralized Loan Obligations (“CLOs”) and other types of Collateralized Debt Obligations (“CDOs”) are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs and other types of CDOs may be characterized by the fund as illiquid securities. In addition to the general risks associated with credit instruments, CLOs and other types of CDOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CLO or CDO is subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

The Senior Secured Loans in which the fund invests typically will be below-investment-grade quality. Although, in contrast to other below-investment-grade instruments, Senior Secured Loans hold senior positions in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the borrower, the risks associated with Senior Secured Loans are similar to the risks of below-investment-grade instruments. Although the Senior Secured Loans in which the fund invests will be secured by collateral, there can be no assurance that such collateral can be readily liquidated or that the liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal. Additionally, if a borrower under a Senior Secured Loan defaults, becomes insolvent or goes into bankruptcy, the fund may recover only a fraction of what is owed on the Senior Secured Loan or nothing at all. In general, the secondary trading market for Senior Secured Loans is not fully developed. Illiquidity and adverse market conditions may mean that the fund may not be able to sell certain Senior Secured Loans quickly or at a fair price.

Subordinated Loans generally are subject to similar risks as those associated with investments in Senior Secured Loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. Subordinated Loans are subject to the additional risk that the cash flow of the borrower and collateral securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the borrower. This risk is generally higher for subordinated, unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated Loans generally have greater price volatility than Senior Secured Loans and may be less liquid.

STATEMENT OF INVESTMENTS

February 29, 2024 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 95.9%
Advertising - .5%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes		5.13	8/15/2027	212,000	[c]	198,462
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes		9.00	9/15/2028	320,000	[c]	333,982
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes		5.00	8/15/2027	210,000	[c]	202,186
					734,630
Aerospace & Defense - 1.4%
AAR Escrow Issuer LLC, Sr. Unscd. Notes		6.75	3/15/2029	317,000	[c]	320,393
Bombardier, Inc., Sr. Unscd. Notes		7.88	4/15/2027	697,000	[c]	698,325
TransDigm, Inc., Gtd. Notes		4.88	5/1/2029	73,000		67,128
TransDigm, Inc., Gtd. Notes		5.50	11/15/2027	340,000		328,638
TransDigm, Inc., Sr. Scd. Notes		6.63	3/1/2032	203,000	[c]	204,522
TransDigm, Inc., Sr. Scd. Notes		6.88	12/15/2030	260,000	[c]	263,357
					1,882,363
Airlines - .5%
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes		5.75	4/20/2029	739,849	[c]	724,223
Automobiles & Components - 1.8%
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Bonds	EUR	4.38	5/15/2026	790,000	[c]	850,242
Grupo Antolin-Irausa SA, Sr. Scd. Bonds	EUR	3.50	4/30/2028	360,000	[c]	300,152
IHO Verwaltungs GmbH, Sr. Scd. Bonds		6.00	5/15/2027	400,000	[c,d]	392,969
Real Hero Merger Sub 2, Inc., Sr. Unscd. Notes		6.25	2/1/2029	645,000	[c]	561,766
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	294,000	[c]	272,713
					2,377,842
Banks - .6%
Barclays PLC, Jr. Sub. Notes		8.00	9/15/2029	350,000	[e]	344,778
Citigroup, Inc., Jr. Sub. Notes		3.88	2/18/2026	273,000	[e]	257,133
Freedom Mortgage Corp., Sr. Unscd. Notes		6.63	1/15/2027	149,000	[c]	142,166
					744,077
Beverage Products - .4%
Triton Water Holdings, Inc., Sr. Unscd. Notes		6.25	4/1/2029	590,000	[c]	515,598

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 95.9% (continued)
Building Materials - 1.0%
Builders FirstSource, Inc., Gtd. Notes		4.25	2/1/2032	290,000	[c]	255,099
Eco Material Technologies, Inc., Sr. Scd. Notes		7.88	1/31/2027	591,000	[c]	590,293
PCF GmbH, Sr. Scd. Bonds	EUR	4.75	4/15/2026	470,000	[c]	401,301
Standard Industries, Inc., Sr. Unscd. Notes		4.75	1/15/2028	121,000	[c]	114,301
					1,360,994
Chemicals - 2.7%
Iris Holdings, Inc., Sr. Unscd. Notes		8.75	2/15/2026	389,000	[c,d]	334,544
Italmatch Chemicals SpA, Sr. Scd. Notes	EUR	10.00	2/6/2028	283,000	[c]	322,064
Mativ Holdings, Inc., Gtd. Notes		6.88	10/1/2026	289,000	[c]	280,190
NOVA Chemicals Corp., Sr. Unscd. Notes		5.00	5/1/2025	492,000	[c]	481,063
Olympus Water US Holding Corp., Sr. Scd. Notes	EUR	9.63	11/15/2028	720,000	[c]	837,395
Olympus Water US Holding Corp., Sr. Scd. Notes		9.75	11/15/2028	200,000	[c]	212,759
Rain Carbon, Inc., Sr. Scd. Notes		12.25	9/1/2029	120,000	[c]	120,166
SCIH Salt Holdings, Inc., Sr. Unscd. Notes		6.63	5/1/2029	200,000	[c]	182,085
SCIL IV LLC/SCIL USA Holdings LLC, Sr. Scd. Bonds	EUR	4.38	11/1/2026	300,000	[c]	322,077
SCIL IV LLC/SCIL USA Holdings LLC, Sr. Scd. Bonds	EUR	9.50	7/15/2028	150,000	[c]	176,731
WR Grace Holdings LLC, Sr. Unscd. Notes		5.63	8/15/2029	430,000	[c]	377,555
					3,646,629
Collateralized Loan Obligations Debt - 31.0%
Bain Capital Credit Ltd. CLO, Ser. 2020-2A, Cl. ER, (3 Month TSFR +6.87%)		12.18	7/19/2034	750,000	[c,f]	721,731
Bain Capital Credit Ltd. CLO, Ser. 2021-3A, Cl. E, (3 Month TSFR +6.76%)		12.08	7/24/2034	1,044,673	[c,f]	1,006,804
Bain Capital Credit Ltd. CLO, Ser. 2022-3A, Cl. E, (3 Month TSFR +7.35%)		12.67	7/17/2035	619,357	[c,f]	607,019
BBAM US II Ltd. CLO, Ser. 2023-2A, Cl. D, (3 Month TSFR +8.15%)		13.50	10/15/2038	1,000,000	[c,f]	998,826
BlackRock European CLO, Ser. 14A, Cl. F, (3 Month EURIBOR +10.22%)	EUR	14.16	7/15/2036	1,000,000	[c,f]	1,119,788
BlackRock European II DAC CLO, Ser. 2A, Cl. ERR, (3 Month EURIBOR +6.30%)	EUR	10.24	4/15/2034	1,550,000	[c,f]	1,580,976

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 95.9% (continued)
Collateralized Loan Obligations Debt - 31.0% (continued)
Blackrock European IX DAC CLO, Ser. 9A, Cl. E, (3 Month EURIBOR +6.32%)	EUR	10.25	12/15/2032	1,900,000	[c,f]	1,968,857
Carlyle Euro DAC CLO, Ser. 2022-5A, Cl. D, (3 Month EURIBOR +7.63%)	EUR	11.58	10/25/2035	855,000	[c,f]	925,380
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2014-1A, Cl. ER, (3 Month EURIBOR +4.93%)	EUR	8.87	7/15/2031	1,500,000	[c,f]	1,519,502
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2014-1A, Cl. FR, (3 Month EURIBOR +6.61%)	EUR	10.55	7/15/2031	3,000,000	[c,f]	2,820,815
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2015-3A, Cl. ER, (3 Month EURIBOR +6.44%)	EUR	10.38	7/15/2030	2,000,000	[c,f]	2,027,054
CIFC European Funding II DAC CLO, Ser. 2A, Cl. F, (3 Month EURIBOR +7.70%)	EUR	11.64	4/15/2033	1,000,000	[c,f]	1,027,476
CIFC Funding I Ltd. CLO, Ser. 2018-1A, Cl. E, (3 Month TSFR +5.26%)		10.56	4/18/2031	1,000,000	[c,f]	970,576
CQS US Ltd. CLO, Ser. 2022-2A, Cl. E1, (3 Month TSFR +6.85%)		12.17	7/20/2031	1,000,000	[c,f]	894,083
Crown Point 9 Ltd. CLO, Ser. 2020-9A, Cl. ER, (3 Month TSFR +7.02%)		12.34	7/14/2034	2,375,000	[c,f]	2,258,692
Dryden 91 Euro DAC CLO, Ser. 2021-91A, Cl. E, (3 Month EURIBOR +7.06%)	EUR	10.95	4/18/2035	1,000,000	[c,f]	1,081,277
Euro-Galaxy IV DAC CLO, Ser. 2015-4A, CI. FRR, (3 Month EURIBOR +8.88%)	EUR	12.77	7/30/2034	1,750,000	[c,f]	1,833,514
Fidelity Grand Harbour Designated Activity Co. CLO, Ser. 2022-1A, Cl. E, (3 Month EURIBOR +7.08%)	EUR	11.02	10/15/2036	1,750,000	[c,f]	1,894,396
Franklin Park Place I LLC CLO, Ser. 2022-1A, Cl. E, (3 Month TSFR +7.50%)		12.81	4/14/2035	1,000,000	[c,f]	974,183
GoldenTree Loan Management EUR 2 DAC CLO, Ser. 2A, Cl. E, (3 Month EURIBOR +5.25%)	EUR	9.22	1/20/2032	1,000,000	[c,f]	1,026,198
Hayfin Emerald IV DAC CLO, Ser. 4A, Cl. FR, (3 Month EURIBOR +8.68%)	EUR	12.62	10/15/2034	740,000	[c,f]	676,625
ICG Euro DAC CLO, Ser. 2021-1A, Cl. F, (3 Month EURIBOR +8.82%)	EUR	12.76	10/15/2034	1,000,000	[c,f]	1,049,923
KKR 23 Ltd. CLO, Ser. 23, Cl. E, (3 Month TSFR +6.26%)		11.58	10/20/2031	1,000,000	[c,f]	1,004,812
Man GLG Euro I DAC CLO, Ser. 1A, Cl. ERR, (3 Month EURIBOR +4.85%)	EUR	8.79	10/15/2030	1,000,000	[c,f]	1,043,309

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 95.9% (continued)
Collateralized Loan Obligations Debt - 31.0% (continued)
OZLME III DAC CLO, Ser. 3A, Cl. F, (3 Month EURIBOR +6.45%)	EUR	10.40	8/24/2030	1,000,000	[c,f]	1,009,340
St. Paul's V DAC CLO, Ser. 5A, Cl. FR, (3 Month EURIBOR +6.60%)	EUR	10.52	8/20/2030	4,000,000	[c,f]	4,018,339
Tikehau DAC CLO, Ser. 2015-1A, Cl. FRR, (3 Month EURIBOR +8.75%)	EUR	12.63	8/4/2034	2,000,000	[c,f]	2,075,941
Toro European 5 DAC CLO, Ser. 5A, Cl. F, (3 Month EURIBOR +5.75%)	EUR	9.69	10/15/2030	1,000,000	[c,f]	1,010,079
Vibrant III Ltd. CLO, Ser. 2015-3A, Cl. DRR, (3 Month TSFR +6.61%)		11.93	10/20/2031	1,000,000	[c,f]	879,885
Wind River Ltd. CLO, Ser. 2016-1KRA, CI. FR2, (3 Month TSFR +8.16%)		13.48	10/15/2034	1,500,000	[c,f]	1,139,156
					41,164,556
Collateralized Loan Obligations Equity - .0%
Madison Park Funding X Ltd. CLO, Ser. 2012-10A, Cl. SUB		0.00	1/20/2029	3,000,000	[c,g]	450
Commercial & Professional Services - 4.4%
Adtalem Global Education, Inc., Sr. Scd. Notes		5.50	3/1/2028	250,000	[c]	238,231
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes		6.13	10/15/2026	250,000	[c]	247,488
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes		6.63	7/15/2026	99,000	[c]	98,781
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unscd. Notes		6.00	6/1/2029	230,000	[c]	190,684
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Bonds, Ser. 144	GBP	4.88	6/1/2028	170,000	[c]	189,166
APX Group, Inc., Sr. Scd. Notes		6.75	2/15/2027	279,000	[c]	279,601
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes		8.00	2/15/2031	640,000	[c]	618,609
BCP V Modular Services Finance II PLC, Sr. Scd. Bonds	EUR	4.75	11/30/2028	420,000	[c]	430,294
CPI CG, Inc., Sr. Scd. Notes		8.63	3/15/2026	178,000	[c]	174,841
House of HR Group BV, Sr. Scd. Bonds	EUR	9.00	11/3/2029	470,000	[c]	531,879
La Financiere Atalian SASU, Gtd. Bonds	EUR	5.13	5/15/2025	258,000	[c]	217,584
Neptune BidCo US, Inc., Sr. Scd. Notes		9.29	4/15/2029	230,000	[c]	216,677
Prime Security Services Borrower LLC/Prime Finance, Inc., Scd. Notes		6.25	1/15/2028	346,000	[c]	341,638

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 95.9% (continued)
Commercial & Professional Services - 4.4% (continued)
Signal Parent, Inc., Sr. Unscd. Notes		6.13	4/1/2029	120,000	[c]	93,752
United Rentals North America, Inc., Gtd. Notes		3.75	1/15/2032	965,000		836,038
Verisure Midholding AB, Gtd. Notes	EUR	5.25	2/15/2029	740,000	[c]	774,909
Wand NewCo 3, Inc., Sr. Scd. Notes		7.63	1/30/2032	386,000	[c]	396,941
					5,877,113
Consumer Discretionary - 6.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes		4.63	4/1/2030	170,000	[c]	153,041
Caesars Entertainment, Inc., Sr. Scd. Notes		7.00	2/15/2030	500,000	[c]	512,625
Carnival Corp., Gtd. Notes		6.00	5/1/2029	753,000	[c]	736,312
Carnival Corp., Gtd. Notes		7.63	3/1/2026	658,000	[c]	667,041
CCM Merger, Inc., Sr. Unscd. Notes		6.38	5/1/2026	279,000	[c]	275,432
Churchill Downs, Inc., Gtd. Notes		4.75	1/15/2028	260,000	[c]	246,158
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes		8.00	2/1/2028	432,000	[c]	430,262
Everi Holdings, Inc., Gtd. Notes		5.00	7/15/2029	624,000	[c]	619,114
Green Bidco SA, Sr. Scd. Bonds	EUR	10.25	7/15/2028	190,000	[c]	183,133
Hilton Domestic Operating Co., Inc., Gtd. Notes		3.63	2/15/2032	620,000	[c]	530,184
International Game Technology PLC, Sr. Scd. Notes		5.25	1/15/2029	220,000	[c]	212,830
KB Home, Gtd. Notes		4.00	6/15/2031	324,000		281,668
Lions Gate Capital Holdings LLC, Gtd. Notes		5.50	4/15/2029	170,000	[c]	128,661
Miller Homes Group Finco PLC, Sr. Scd. Bonds	GBP	7.00	5/15/2029	460,000	[c]	540,956
NCL Corp. Ltd., Gtd. Notes		5.88	3/15/2026	608,000	[c]	594,320
NCL Corp. Ltd., Sr. Scd. Notes		5.88	2/15/2027	144,000	[c]	142,423
NCL Corp. Ltd., Sr. Scd. Notes		8.13	1/15/2029	141,000	[c]	148,457
NCL Corp. Ltd., Sr. Unscd. Notes		3.63	12/15/2024	280,000	[c]	275,925
Pinewood Finance Co. Ltd., Sr. Scd. Bonds	GBP	3.63	11/15/2027	240,000	[c]	281,745
Royal Caribbean Cruises Ltd., Gtd. Notes		7.25	1/15/2030	162,000	[c]	168,555
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes		4.25	7/1/2026	492,000	[c]	474,308
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes		5.50	8/31/2026	461,000	[c]	456,170
Taylor Morrison Communities, Inc., Sr. Unscd. Notes		5.13	8/1/2030	138,000	[c]	130,394

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 95.9% (continued)
Consumer Discretionary - 6.7% (continued)
Verde Purchaser LLC, Sr. Scd. Notes		10.50	11/30/2030	240,000	[c]	251,100
Versuni Group BV, Sr. Scd. Bonds	EUR	3.13	6/15/2028	450,000	[c]	423,778
					8,864,592
Consumer Staples - .6%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, Sr. Scd. Notes		4.75	1/15/2029	360,000	[c]	337,387
Kronos Acquisition Holdings, Inc./Kik Custom Products, Inc., Gtd. Notes		7.00	12/31/2027	310,000	[c]	299,403
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., Sr. Scd. Notes		5.00	12/31/2026	200,000	[c]	192,415
					829,205
Diversified Financials - 3.9%
Encore Capital Group, Inc., Sr. Scd. Bonds	GBP	5.38	2/15/2026	700,000	[c]	846,313
Encore Capital Group, Inc., Sr. Scd. Notes	GBP	4.25	6/1/2028	525,000	[c]	556,144
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes		9.25	2/1/2029	200,000	[c]	203,292
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds	GBP	7.75	11/1/2025	375,000	[c]	373,190
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds	GBP	7.75	11/1/2025	500,000		497,586
Garfunkelux Holdco 3 SA, Sr. Scd. Notes	EUR	6.75	11/1/2025	360,000	[c]	306,845
Nationstar Mortgage Holdings, Inc., Gtd. Notes		5.00	2/1/2026	665,000	[c]	646,820
Nationstar Mortgage Holdings, Inc., Gtd. Notes		6.00	1/15/2027	210,000	[c]	206,658
OneMain Finance Corp., Gtd. Notes		7.88	3/15/2030	146,000		148,605
PennyMac Financial Services, Inc., Gtd. Notes		5.38	10/15/2025	762,000	[c]	750,615
PennyMac Financial Services, Inc., Gtd. Notes		7.88	12/15/2029	289,000	[c]	296,077
United Wholesale Mortgage LLC, Sr. Unscd. Notes		5.75	6/15/2027	300,000	[c]	291,340
					5,123,485
Electronic Components - .4%
Sensata Technologies, Inc., Gtd. Notes		4.38	2/15/2030	370,000	[c]	337,464
WESCO Distribution, Inc., Gtd. Notes		6.63	3/15/2032	236,000	[c]	236,372
					573,836

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 95.9% (continued)
Energy - 5.9%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes	8.25	2/15/2026	937,000	[c]	941,730
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.75	3/1/2027	330,000	[c]	323,124
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes	6.63	7/15/2026	400,000	[c]	397,244
Chesapeake Energy Corp., Gtd. Notes	5.88	2/1/2029	93,000	[c]	92,075
Comstock Resources, Inc., Gtd. Notes	6.75	3/1/2029	740,000	[c]	683,585
Encino Acquisition Partners Holdings LLC, Gtd. Notes	8.50	5/1/2028	194,000	[c]	193,884
Energy Transfer LP, Jr. Sub. Bonds, Ser. B	6.63	2/15/2028	302,000	[e]	280,910
EQM Midstream Partners LP, Sr. Unscd. Notes	5.50	7/15/2028	239,000		234,626
New Fortress Energy, Inc., Sr. Scd. Notes	6.75	9/15/2025	365,000	[c]	363,454
Northern Oil & Gas, Inc., Sr. Unscd. Notes	8.13	3/1/2028	184,000	[c]	186,478
Northriver Midstream Finance LP, Sr. Scd. Notes	5.63	2/15/2026	320,000	[c]	314,000
Rockcliff Energy II LLC, Sr. Unscd. Notes	5.50	10/15/2029	537,000	[c]	495,207
Rockies Express Pipeline LLC, Sr. Unscd. Notes	4.80	5/15/2030	412,000	[c]	382,000
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Sr. Unscd. Notes	7.88	11/1/2028	419,000	[c]	428,664
Solaris Midstream Holdings LLC, Gtd. Notes	7.63	4/1/2026	495,000	[c]	495,153
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes	3.88	11/1/2033	553,000	[c]	464,246
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes	4.13	8/15/2031	160,000	[c]	140,549
Venture Global LNG, Inc., Sr. Scd. Notes	8.13	6/1/2028	711,000	[c]	722,882
Venture Global LNG, Inc., Sr. Scd. Notes	8.38	6/1/2031	652,000	[c]	659,971
				7,799,782
Environmental Control - .6%
Covanta Holding Corp., Gtd. Notes	4.88	12/1/2029	72,000	[c]	62,994
Covanta Holding Corp., Gtd. Notes	5.00	9/1/2030	95,000		82,619
Madison IAQ LLC, Sr. Scd. Notes	4.13	6/30/2028	69,000	[c]	62,924

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 95.9% (continued)
Environmental Control - .6% (continued)
Madison IAQ LLC, Sr. Unscd. Notes		5.88	6/30/2029	388,000	[c]	346,783
Waste Pro USA, Inc., Sr. Unscd. Notes		5.50	2/15/2026	230,000	[c]	225,647
					780,967
Food Products - 1.0%
Boparan Finance PLC, Sr. Scd. Bonds	GBP	7.63	11/30/2025	346,000	[c]	415,093
Chobani LLC/Chobani Finance Corp., Inc., Sr. Unscd. Notes		7.63	7/1/2029	204,000	[c]	205,314
Fiesta Purchaser, Inc., Sr. Scd. Notes		7.88	3/1/2031	116,000	[c]	119,699
Pilgrim's Pride Corp., Gtd. Notes		3.50	3/1/2032	637,000		532,758
					1,272,864
Health Care - 3.9%
Bausch Health Cos., Inc., Sr. Scd. Notes		6.13	2/1/2027	196,000	[c]	125,685
Bausch Health Cos., Inc., Sr. Scd. Notes		11.00	9/30/2028	365,000	[c]	246,375
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	235,000	[c]	221,214
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.25	5/15/2030	275,000	[c]	219,685
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.63	3/15/2027	670,000	[c]	613,791
CHS/Community Health Systems, Inc., Sr. Scd. Notes		6.00	1/15/2029	200,000	[c]	172,207
Cidron Aida Finco Sarl, Sr. Scd. Bonds	GBP	6.25	4/1/2028	273,000	[c]	333,420
Encompass Health Corp., Gtd. Notes		4.63	4/1/2031	230,000		208,331
HealthEquity, Inc., Gtd. Notes		4.50	10/1/2029	223,000	[c]	205,241
Jazz Securities DAC, Sr. Scd. Notes		4.38	1/15/2029	280,000	[c]	258,230
LifePoint Health, Inc., Gtd. Notes		5.38	1/15/2029	375,000	[c]	299,445
LifePoint Health, Inc., Sr. Scd. Notes		9.88	8/15/2030	606,000	[c]	629,475
Medline Borrower LP, Sr. Scd. Notes		3.88	4/1/2029	216,000	[c]	193,860
Medline Borrower LP, Sr. Unscd. Notes		5.25	10/1/2029	194,000	[c]	179,631
Option Care Health, Inc., Gtd. Notes		4.38	10/31/2029	654,000	[c]	597,720
Tenet Healthcare Corp., Sr. Scd. Notes		4.25	6/1/2029	470,000		432,679
Tenet Healthcare Corp., Sr. Scd. Notes		4.63	6/15/2028	210,000		200,089
					5,137,078
Industrial - 1.0%
Artera Services LLC, Sr. Scd. Notes		8.50	2/15/2031	254,162	[c]	259,815
Dycom Industries, Inc., Gtd. Notes		4.50	4/15/2029	149,000	[c]	137,281

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 95.9% (continued)
Industrial - 1.0% (continued)
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, Sr. Scd. Notes		9.00	2/15/2029	245,000	[c]	250,656
TK Elevator Midco GmbH, Sr. Scd. Bonds	EUR	4.38	7/15/2027	620,000	[c]	649,156
					1,296,908
Information Technology - 1.9%
AthenaHealth Group, Inc., Sr. Unscd. Notes		6.50	2/15/2030	1,216,000	[c]	1,089,854
Central Parent, Inc./CDK Global, Inc., Sr. Scd. Notes		7.25	6/15/2029	315,000	[c]	317,444
Cloud Software Group, Inc., Sr. Scd. Notes		6.50	3/31/2029	285,000	[c]	265,587
Elastic NV, Sr. Unscd. Notes		4.13	7/15/2029	355,000	[c]	319,158
SS&C Technologies, Inc., Gtd. Notes		5.50	9/30/2027	260,000	[c]	253,434
UKG, Inc., Sr. Scd. Notes		6.88	2/1/2031	292,000	[c]	295,246
					2,540,723
Insurance - 1.9%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes		4.25	2/15/2029	490,000	[c]	435,137
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes		6.00	8/1/2029	190,000	[c]	171,211
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes		8.25	2/1/2029	349,000	[c]	345,080
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes		6.75	4/15/2028	300,000	[c]	298,217
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes		6.75	10/15/2027	200,000	[c]	194,486
AmWINS Group, Inc., Sr. Scd. Notes		6.38	2/15/2029	108,000	[c]	108,138
Ardonagh Finco Ltd., Sr. Scd. Notes		7.75	2/15/2031	200,000	[c]	197,689
Ardonagh Group Finance Ltd., Sr. Unscd. Notes		8.88	2/15/2032	400,000	[c]	391,448
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes		8.13	2/15/2032	400,000	[c]	402,750
					2,544,156
Internet Software & Services - 1.5%
Arches Buyer, Inc., Sr. Scd. Notes		4.25	6/1/2028	150,000	[c]	128,311
Arches Buyer, Inc., Sr. Unscd. Notes		6.13	12/1/2028	150,000	[c]	127,229
Newfold Digital Holdings Group, Inc., Sr. Unscd. Notes		6.00	2/15/2029	45,000	[c]	35,278

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 95.9% (continued)
Internet Software & Services - 1.5% (continued)
The Very Group Funding PLC, Sr. Scd. Bonds	GBP	6.50	8/1/2026	358,000	[c]	406,198
United Group BV, Sr. Scd. Bonds	EUR	3.13	2/15/2026	1,180,000	[c]	1,239,787
					1,936,803
Materials - 2.8%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes		8.75	4/15/2030	558,000	[c]	531,709
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes		6.63	4/15/2029	160,000	[c]	159,217
Kleopatra Finco Sarl, Sr. Scd. Bonds	EUR	4.25	3/1/2026	400,000	[c]	382,825
LABL, Inc., Sr. Scd. Notes		6.75	7/15/2026	520,000	[c]	504,744
LABL, Inc., Sr. Scd. Notes		9.50	11/1/2028	158,000	[c]	158,235
LABL, Inc., Sr. Unscd. Notes		10.50	7/15/2027	348,000	[c]	338,255
Mauser Packaging Solutions Holding Co., Sr. Scd. Notes		7.88	8/15/2026	551,000	[c]	558,682
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Scd. Notes		4.00	10/15/2027	280,000	[c]	261,125
Trivium Packaging Finance BV, Gtd. Notes		8.50	8/15/2027	200,000	[c]	195,163
Trivium Packaging Finance BV, Sr. Scd. Bonds	EUR	3.75	8/15/2026	380,000	[c]	397,784
Trivium Packaging Finance BV, Sr. Scd. Notes		5.50	8/15/2026	230,000	[c]	224,528
					3,712,267
Media - 4.5%
Altice Financing SA, Sr. Scd. Bonds		5.75	8/15/2029	410,000	[c]	353,562
Altice Finco SA, Scd. Notes	EUR	4.75	1/15/2028	360,000	[c]	328,779
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.50	5/1/2032	356,000		281,587
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.50	8/15/2030	206,000	[c]	171,064
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.13	5/1/2027	248,000	[c]	234,700
CSC Holdings LLC, Gtd. Notes		5.50	4/15/2027	380,000	[c]	341,315
CSC Holdings LLC, Gtd. Notes		11.25	5/15/2028	620,000	[c]	640,311
CSC Holdings LLC, Sr. Unscd. Notes		5.00	11/15/2031	243,000	[c]	132,690
CSC Holdings LLC, Sr. Unscd. Notes		7.50	4/1/2028	200,000	[c]	142,400
DISH Network Corp., Sr. Scd. Notes		11.75	11/15/2027	342,000	[c]	356,981
Gray Television, Inc., Gtd. Notes		5.88	7/15/2026	705,000	[c]	669,750
Gray Television, Inc., Gtd. Notes		7.00	5/15/2027	227,000	[c]	205,410
Nexstar Media, Inc., Gtd. Notes		4.75	11/1/2028	700,000	[c]	622,381
Scripps Escrow, Inc., Gtd. Notes		5.88	7/15/2027	570,000	[c]	463,243
TEGNA, Inc., Gtd. Notes		4.75	3/15/2026	160,000	[c]	154,766

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 95.9% (continued)
Media - 4.5% (continued)
Virgin Media Finance PLC, Gtd. Notes		5.00	7/15/2030	630,000	[c]	544,532
Ziggo Bond Co. BV, Gtd. Notes		5.13	2/28/2030	330,000	[c]	282,622
					5,926,093
Metals & Mining - 1.8%
Cleveland-Cliffs, Inc., Gtd. Notes		6.75	4/15/2030	301,000	[c]	299,174
FMG Resources August 2006 Pty Ltd., Gtd. Notes		4.38	4/1/2031	390,000	[c]	349,892
Novelis Corp., Gtd. Notes		3.25	11/15/2026	400,000	[c]	371,436
Samarco Mineracao SA, Sr. Unscd. Notes		9.50	6/30/2031	342,659	[d]	315,027
Taseko Mines Ltd., Sr. Scd. Notes		7.00	2/15/2026	1,116,000	[c]	1,100,088
					2,435,617
Real Estate - 3.5%
Diversified Healthcare Trust, Gtd. Notes		9.75	6/15/2025	132,000		131,546
Diversified Healthcare Trust, Sr. Unscd. Notes		4.75	2/15/2028	369,000		294,089
Emeria SASU, Sr. Scd. Bonds	EUR	7.75	3/31/2028	310,000	[c]	326,273
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes		4.25	2/1/2027	220,000	[c]	202,700
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes		5.25	10/1/2025	980,000	[c]	966,291
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Scd. Notes		4.88	5/15/2029	390,000	[c]	358,683
Rithm Capital Corp., Sr. Unscd. Notes		6.25	10/15/2025	1,300,000	[c]	1,284,374
RLJ Lodging Trust LP, Sr. Scd. Notes		4.00	9/15/2029	380,000	[c]	332,040
Service Properties Trust, Sr. Unscd. Notes		4.50	3/15/2025	300,000		293,432
Starwood Property Trust, Inc., Sr. Unscd. Notes		3.75	12/31/2024	320,000	[c]	313,895
Starwood Property Trust, Inc., Sr. Unscd. Notes		4.38	1/15/2027	140,000	[c]	131,429
					4,634,752
Retailing - 3.4%
1011778 BC ULC/New Red Finance, Inc., Sr. Scd. Notes		3.88	1/15/2028	353,000	[c]	329,622
Advance Auto Parts, Inc., Gtd. Notes		5.95	3/9/2028	260,000		259,852
Beacon Roofing Supply, Inc., Gtd. Notes		4.13	5/15/2029	201,000	[c]	180,943
Beacon Roofing Supply, Inc., Sr. Scd. Notes		4.50	11/15/2026	200,000	[c]	193,066
Carvana Co., Sr. Scd. Notes		12.00	12/1/2028	273,016	[c,d]	262,777

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 95.9% (continued)
Retailing - 3.4% (continued)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes		6.75	1/15/2030	240,000	[c]	212,207
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes		4.63	1/15/2029	270,000	[c]	245,292
Foundation Building Materials, Inc., Gtd. Notes		6.00	3/1/2029	340,000	[c]	297,043
PetSmart, Inc./PetSmart Finance Corp., Gtd. Notes		7.75	2/15/2029	500,000	[c]	494,486
QVC, Inc., Sr. Scd. Notes		4.45	2/15/2025	260,000		252,674
Shiba Bidco SpA, Sr. Scd. Bonds	EUR	4.50	10/31/2028	291,000	[c]	300,806
SRS Distribution, Inc., Gtd. Notes		6.00	12/1/2029	288,000	[c]	268,380
Staples, Inc., Sr. Scd. Notes		7.50	4/15/2026	545,000	[c]	524,516
Staples, Inc., Sr. Unscd. Notes		10.75	4/15/2027	100,000	[c]	91,619
White Cap Buyer LLC, Sr. Unscd. Notes		6.88	10/15/2028	487,000	[c]	475,265
White Cap Parent LLC, Sr. Unscd. Notes		8.25	3/15/2026	90,000	[c,d]	89,233
					4,477,781
Technology Hardware & Equipment - .4%
McAfee Corp., Sr. Unscd. Notes		7.38	2/15/2030	185,000	[c]	163,493
Western Digital Corp., Gtd. Notes		4.75	2/15/2026	431,000		421,641
					585,134
Telecommunication Services - 3.9%
Altice France Holding SA, Sr. Scd. Notes	EUR	8.00	5/15/2027	1,103,000	[c]	688,535
Altice France SA, Sr. Scd. Notes		5.50	1/15/2028	800,000	[c]	653,625
Altice France SA, Sr. Scd. Notes		5.50	10/15/2029	200,000	[c]	151,681
C&W Senior Finance Ltd, Sr. Unscd. Notes		6.88	9/15/2027	400,000	[c]	377,422
Consolidated Communications, Inc., Sr. Scd. Notes		6.50	10/1/2028	200,000	[c]	172,000
Frontier Communications Holdings LLC, Scd. Notes		6.75	5/1/2029	280,000	[c]	251,715
Frontier Communications Holdings LLC, Sr. Scd. Notes		5.88	10/15/2027	317,000	[c]	306,635
Frontier Communications Holdings LLC, Sr. Scd. Notes		8.75	5/15/2030	301,000	[c]	307,320
Iliad Holding SASU, Sr. Scd. Notes		6.50	10/15/2026	660,000	[c]	653,001
Lorca Telecom Bondco SA, Sr. Scd. Bonds	EUR	4.00	9/18/2027	450,000	[c]	477,628
Lumen Technologies, Inc., Sr. Scd. Notes		4.00	2/15/2027	274,000	[c]	166,052
TalkTalk Telecom Group Ltd., Gtd. Notes	GBP	3.88	2/20/2025	290,000		336,906

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 95.9% (continued)
Telecommunication Services - 3.9% (continued)
Telecom Italia Capital SA, Gtd. Notes	7.72	6/4/2038	160,000		164,057
Telesat Canada/Telesat LLC, Sr. Scd. Notes	5.63	12/6/2026	287,000	[c]	165,827
Zayo Group Holdings, Inc., Sr. Scd. Notes	4.00	3/1/2027	382,000	[c]	318,462
				5,190,866
Utilities - 2.0%
Calpine Corp., Sr. Unscd. Notes	4.63	2/1/2029	155,000	[c]	142,812
Calpine Corp., Sr. Unscd. Notes	5.00	2/1/2031	610,000	[c]	545,985
NextEra Energy Operating Partners LP, Gtd. Notes	3.88	10/15/2026	274,000	[c]	256,163
NextEra Energy Operating Partners LP, Sr. Unscd. Notes	7.25	1/15/2029	227,000	[c]	230,934
NRG Energy, Inc., Gtd. Notes	3.88	2/15/2032	310,000	[c]	259,351
NRG Energy, Inc., Gtd. Notes	5.25	6/15/2029	180,000	[c]	170,772
NRG Energy, Inc., Jr. Sub. Bonds	10.25	3/15/2028	300,000	[c,e]	318,565
PG&E Corp., Sr. Scd. Notes	5.00	7/1/2028	319,000		304,564
Vistra Operations Co. LLC, Gtd. Notes	4.38	5/1/2029	126,000	[c]	115,070
Vistra Operations Co. LLC, Gtd. Notes	7.75	10/15/2031	270,000	[c]	279,519
				2,623,735
Total Bonds and Notes (cost $127,576,638)			127,315,119

Floating Rate Loan Interests - 39.2%
Advertising - .4%
CB Poly US Holdings, Inc., Initial Term Loan, (3 Month TSFR +5.50%)	10.85	5/20/2029	130,817	[f]	130,221
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 Month TSFR +3.76%)	9.07	8/21/2026	219,900	[f]	219,504
Dotdash Meredith, Inc., Term Loan B, (1 Month TSFR +4.10%)	9.43	12/1/2028	149,389	[f]	148,394
				498,119
Automobiles & Components - .3%
First Brands Group LLC, 2021 First Lien Term Loan, (3 Month TSFR +5.26%)	10.57	3/30/2027	125,000	[f]	125,453
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month TSFR +5.26%)	10.57	3/30/2027	194,573	[f]	195,181

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 39.2% (continued)
Automobiles & Components - .3% (continued)
Realtruck Group, Inc., Initial Term Loan, (1 Month TSFR +3.61%)		8.94	1/29/2028	119,386	[f]	117,513
Realtruck Group, Inc., Second Amendment Incremental Term Loan, (1 Month TSFR +5.11%)		10.44	1/29/2028	30,000	[f]	29,925
					468,072
Beverage Products - .1%
Triton Water Holdings, Inc., 2024 Incremental Term Loan, (1 Month TSFR +4.00%)		5.00	3/31/2028	205,000	[f]	201,925
Building Materials - 1.1%
Cornerstone Building, Facility Term Loan B, (1 Month TSFR +3.35%)		8.67	4/12/2028	197,663	[f]	195,754
LSF10 XL Bidco SCA, Facility Term Loan B-4, (3 Month EURIBOR +4.18%)	EUR	8.10	4/9/2028	1,280,206	[f]	1,304,882
					1,500,636
Chemicals - 1.0%
Derby Buyer LLC, Initial Term Loan, (1 Month TSFR +4.25%)		9.58	11/1/2030	69,174	[f]	69,391
Hexion Holdings Corp., First Lien Initial Term Loan, (3 Month TSFR +4.65%)		9.98	3/15/2029	149,620	[f]	143,998
OQ Chemicals Holdings, Tranche Term Loan B-1, (3 Month EURIBOR +3.75%)	EUR	7.69	10/12/2024	1,000,000	[f]	1,055,136
					1,268,525
Commercial & Professional Services - 4.6%
Albion Financing 3 Sarl, 2023 & 2026 Term Loan, (3 Month EURIBOR +5.25%)	EUR	9.21	8/17/2026	1,000,000	[f]	1,081,389
American Auto Auction, First Lien Tranche Term Loan B, (3 Month TSFR +5.15%)		10.50	12/30/2027	359,317	[f]	359,766
CIBT Global, Inc., First Lien Term Loan, (3 Month TSFR +1.26%)		6.61	6/1/2024	1,100,819	[f]	699,020
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.61%)		8.94	6/2/2028	119,047	[f]	116,229
Indy US Bidco LLC, 2021 Refinancing Term Loan, (1 Month EURIBOR +3.75%)	EUR	7.61	3/6/2028	992,386	[f]	1,040,318
Indy US Holdco LLC, 2023 Incremental Dollar Term Loan, (1 Month TSFR +6.25%)		11.58	3/6/2028	303,475	[f]	300,516
KUEHG Corp., Term Loan, (3 Month TSFR +5.00%)		10.35	6/12/2030	269,325	[f]	270,237

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 39.2% (continued)
Commercial & Professional Services - 4.6% (continued)
Modulaire Group Holdings, Facility Term Loan B, (3 Month EURIBOR +4.43%)	EUR	8.35	12/22/2028	1,000,000	[f]	1,065,939
MPH Acquisition Holdings LLC, Initial Term Loan, (3 Month TSFR +4.51%)		9.85	9/1/2028	140,000	[f]	135,751
Neptune BidCo US, Inc., Dollar Term Loan B, (3 Month TSFR +5.10%)		10.42	4/11/2029	489,490	[f]	450,509
Prometric Holdings, Inc., First Lien Term Loan, (1 Month TSFR +5.36%)		10.69	1/29/2025	66,000	[f]	66,132
RLG Holdings LLC, First Lien Closing Date Initial Term Loan, (1 Month TSFR +4.36%)		9.70	7/10/2028	213,861	[f]	209,672
Spring Education Group, Inc., Initial Term Loan, (3 Month TSFR +4.50%)		9.85	10/4/2030	142,302	[f]	142,458
Vaco Holdings LLC, Initial Term Loan, (3 Month TSFR +5.00%)		10.43	1/21/2029	119,949	[f,h]	118,765
					6,056,701
Consumer Discretionary - 3.1%
Ammega Group BV, 2023 Facility Term Loan B-2, (3 Month EURIBOR +5.00%)	EUR	8.93	12/1/2028	1,150,000	[f]	1,245,406
Bally's Corp., Facility Term Loan B, (3 Month TSFR +3.51%)		8.83	10/2/2028	264,644	[f]	251,991
Crown Finance US, Inc., Initial Term Loan, (1 Month TSFR +1.61%)		6.94	7/31/2028	132,847	[d,f]	134,798
ECL Entertainment LLC, Facility Term Loan B, (1 Month TSFR +4.75%)		10.08	9/2/2030	101,080	[f]	101,680
Fitness International LLC, New Term Loan B, (1 Month TSFR +5.25%)		10.58	2/12/2029	170,929	[f]	166,442
J&J Ventures Gaming LLC, 2023 Delayed Draw Term Loan, (1 Month TSFR +4.36%)		9.69	4/26/2028	170,000	[f,h]	166,707
Ontario Gaming GTA LP, Term Loan B, (1 Month TSFR +4.25%)		9.60	8/1/2030	102,350	[f]	102,386
Recess Holdings, Inc., Initial Term Loan, (3 Month TSFR +4.50%)		9.84	2/14/2030	248,889	[f]	249,200
Stage Entertainment BV, Facility Term Loan B-2, (3 Month EURIBOR +3.25%)	EUR	7.15	5/4/2026	1,000,000	[f]	1,078,649

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 39.2% (continued)
Consumer Discretionary - 3.1% (continued)
Tecta America Corp., First Lien Initial Term Loan, (1 Month TSFR +4.11%)		9.44	4/10/2028	435,869	[f]	436,891
Verde Purchaser LLC, Initial Term Loan, (1 Month TSFR +5.00%)		10.35	12/2/2030	150,000	[f]	148,022
					4,082,172
Consumer Staples - .6%
Hunter Douglas, Inc., Tranche Term Loan B-1, (3 Month TSFR +3.50%)		8.82	2/26/2029	341,933	[f]	338,693
Kronos Acquisition Holdings, Inc., Tranche Term Loan B-1, (3 Month TSFR +4.01%)		9.36	12/22/2026	442,883	[f]	443,776
					782,469
Diversified Financials - 1.0%
BHN Merger Sub, Inc., Second Lien Term Loan, (1 Month TSFR +7.10%)		12.42	6/15/2026	175,000	[f]	173,551
Blackhawk Network Holdings, Inc., Term Loan, (1 Month TSFR +4.75%)		6.00	2/26/2029	71,316	[f]	70,736
Edelman Financial Center, First Lien Term Loan B, (1 Month TSFR +3.61%)		8.94	4/7/2028	326,650	[f]	326,068
Nexus Buyer LLC, Amendment No. 5 Term Loan, (1 Month TSFR +4.50%)		9.83	12/13/2028	210,000	[f]	207,900
Russell Investments US, 2025 New Term Loan, (1 Month TSFR +3.60%)		8.93	5/30/2025	424,332	[f]	411,815
The Edelman Financial Engines Center LLC, Term Loan B, (1 Month TSFR +6.86%)		12.19	7/20/2026	90,000	[f]	90,403
					1,280,473
Electronic Components - 1.0%
ADB Safegate BVBA, Facility Term Loan B, (3 Month EURIBOR +4.75%)	EUR	8.71	10/2/2024	1,000,000	[f]	1,036,217
Roper Industrial Products Investment Co., First Lien Term Loan, (3 Month TSFR +4.00%)		9.35	11/22/2029	353,607	[f]	355,198
					1,391,415
Energy - .8%
Freeport LNG Investments, Initial Term Loan B, (3 Month TSFR +3.76%)		9.08	12/21/2028	490,127	[f]	486,530

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 39.2% (continued)
Energy - .8% (continued)
Gulf Finance LLC, Term Loan, (1 Month TSFR +6.86%)		12.19	8/25/2026	323,279	[f]	323,515
WaterBridge Midstream Operating, Initial Term Loan, (3 Month TSFR +6.01%)		11.34	6/21/2026	192,329	[f]	192,585
					1,002,630
Financials - .1%
Jump Financial LLC, Term Loan, (3 Month TSFR +4.76%)		10.11	8/6/2028	158,380	[f]	156,202
Food Products - 1.8%
Biscuit Holding SASU, Facility Term Loan B, (6 Month EURIBOR +4.00%)	EUR	8.14	2/14/2027	1,000,000	[f]	1,013,612
Chobani LLC, 2023 Additional Term Loan, (1 Month TSFR +3.75%)		9.07	10/25/2027	60,000	[f]	60,178
Fiesta Purchaser, Inc., Term Loan B, (3 Month TSFR +4.00%)		9.32	2/12/2031	100,000	[f]	100,013
Max US Bidco, Inc., Initial Term Loan, (3 Month TSFR +5.00%)		10.35	10/2/2030	185,000	[f]	170,663
ZF Invest SAS, Term Loan B, (3 Month EURIBOR +3.73%)	EUR	7.66	7/12/2028	1,000,000	[f]	1,065,269
					2,409,735
Food Service - .8%
Telfer Investments SL, Facility Term Loan B-1, (6 Month EURIBOR +4.75%)	EUR	8.70	7/1/2026	1,000,000	[f]	1,078,438
Health Care - 8.7%
Aenova Holding GmbH, Facility Term Loan B-2, (3 Month EURIBOR +4.50%)	EUR	8.40	3/31/2026	1,000,000	[f]	1,081,924
Alvogen Pharma US, Inc., 2022 New Extended June Term Loan, (3 Month TSFR +7.50%)		13.00	6/30/2025	297,702	[f]	259,001
Auris Luxembourg III SA, Facility Term Loan B-1, (6 Month EURIBOR +4.00%)	EUR	8.03	2/23/2026	1,000,000	[f]	1,068,025
Auris Luxembourg III SA, Facility Term Loan B-2, (3-6 Month TSFR +3.75%)		9.61	2/23/2026	992,189	[f]	988,468
Chrome Bidco SASU, Facility Term Loan B, (1 Month EURIBOR +3.70%)	EUR	7.56	6/1/2028	1,000,000	[f]	1,014,023
eResearchTechnology, Inc., First Lien Initial Term Loan, (1 Month TSFR +4.61%)		9.94	2/4/2027	341,945	[f]	342,779

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 39.2% (continued)
Health Care - 8.7% (continued)
Financiere Verdi I SASU, Facility Term Loan B, (3 Month SONIA +4.50%)	GBP	9.73	4/15/2028	1,000,000	[f]	1,190,765
Gainwell Acquisition Corp., Term Loan B, (3 Month TSFR +4.10%)		9.45	10/1/2027	445,848	[f]	427,457
HomeVi, Senior Facility Term Loan B-1, (3 Month EURIBOR +3.25%)	EUR	7.16	10/31/2026	1,000,000	[f]	1,007,970
Inovie SASU, Senior Facility Term Loan B, (3 Month EURIBOR +4.00%)	EUR	7.93	3/3/2028	2,000,000	[f]	2,086,679
LifePoint Health, Inc., Term Loan B, (3 Month TSFR +5.76%)		11.17	11/16/2028	180,000	[f]	180,351
Radiology Partners, Inc., Term Loan C, (1 Month TSFR +5.26%)		9.69	1/31/2029	257,784	[d,f]	248,359
Sharp Services LLC, First Lien Initial Term Loan, (3 Month TSFR +4.10%)		9.45	1/22/2029	43,831	[f]	43,940
Sirona BidCo SASU, Facility Term Loan B, (3 Month EURIBOR +4.50%)	EUR	8.43	12/16/2028	1,000,000	[f]	901,868
Star Parent, Inc., Term Loan, (3 Month TSFR +4.00%)		9.35	9/30/2030	105,000	[f]	103,819
US Anesthesia Partners, Initial Term Loan, (1 Month TSFR +4.36%)		9.69	10/2/2028	200,000	[f]	192,781
WCG Intermediate Corp., First Lien Initial Term Loan, (1 Month TSFR +4.11%)		9.44	1/8/2027	474,820	[f]	475,418
					11,613,627
Industrial - 1.7%
Artera Services LLC, Tranche Term Loan C, (3 Month TSFR +4.50%)		9.81	2/10/2031	110,833	[f]	111,249
CPM Holdings, Inc., First Lien Term Loan, (1 Month TSFR +4.50%)		9.83	9/28/2028	172,449	[f]	172,772
DXP Enterprises, Inc., Initial Term Loan, (1 Month TSFR +4.75%)		10.29	10/7/2030	190,000	[f]	190,535
First Eagle Holdings, Inc., Term Loan, (1 Month TSFR +3.00%)		3.00	2/22/2029	109,751	[f]	108,219
KP Germany Erste GmbH, Facility Term Loan B, (6 Month EURIBOR +4.73%)	EUR	8.64	2/9/2026	1,000,000	[f]	1,006,273
LSF12 Badger Bidco LLC, Initial Term Loan, (1 Month TSFR +6.00%)		11.33	7/10/2030	150,000	[f]	150,000
Revere Power LLC, Term Loan B, (1 Month TSFR +4.25%)		9.68	3/30/2026	143,690	[f]	128,198
Revere Power LLC, Term Loan C, (1 Month TSFR +4.35%)		9.68	3/30/2026	12,584	[f]	11,228

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 39.2% (continued)
Industrial - 1.7% (continued)
Titan Acquisition Ltd., Term Loan B, (1 Month TSFR +5.00%)		5.00	2/1/2029	137,678	[f]	136,646
Touchdown Acquirer, Inc., Delayed Draw Tem Loan, (1 Month TSFR +4.00%)		5.00	2/7/2031	25,150	[f,h]	25,197
Touchdown Acquirer, Inc., Term Loan, (1 Month TSFR +4.00%)		4.00	2/7/2031	114,850	[f]	115,066
Victory Buyer LLC, First Lien Initial Term Loan, (1 Month TSFR +3.75%)		9.39	11/18/2028	76,813	[f]	74,105
					2,229,488
Information Technology - 4.2%
AI Silk Midco Ltd., Facility Term Loan B, (3 Month EURIBOR FLAT)	EUR	5.00	2/20/2031	1,000,000	[f]	1,052,883
Ascend Learning LLC, Second Lien Initial Term Loan, (1 Month TSFR +5.85%)		11.18	12/10/2029	70,000	[f]	67,760
Cotiviti, Inc., Term Loan, (1 Month TSFR +3.25%)		3.25	2/24/2031	360,000	[f]	359,100
Fintrax International Holdings, New Facility Term Loan B-1, (6 Month EURIBOR +5.25%)	EUR	9.36	5/27/2026	598,086	[f]	629,980
Fintrax International Holdings, New Facility Term Loan B-2, (6 Month EURIBOR +5.25%)	EUR	9.36	5/27/2026	20,096	[f]	21,167
Fintrax International Holdings, New Facility Term Loan B-3, (6 Month EURIBOR +5.25%)	EUR	9.36	5/27/2026	231,100	[f]	243,424
Fintrax International Holdings, New Facility Term Loan B-4, (6 Month EURIBOR +5.25%)	EUR	9.36	5/27/2026	150,718	[f]	158,755
Genesys Cloud Services, Inc., Term Loan B, (1 Month TSFR +3.86%)		9.19	12/1/2027	180,000	[f]	180,788
HireRight Holdings Corp., Term Loan B, (1 Month TSFR +4.00%)		9.33	9/30/2030	92,419	[f]	92,349
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (1 Month TSFR +4.10%)		9.43	11/30/2026	141,115	[f]	135,911
Idera, Inc., First Lien Initial Term Loan, (3 Month TSFR +3.90%)		9.21	3/2/2028	257,354	[f]	256,389
Mitchell International, Second Lien Initial Term Loan, (1 Month TSFR +6.61%)		11.94	10/15/2029	158,974	[f]	159,008
Polaris Newco LLC, First Lien Dollar Term Loan, (1 Month TSFR +4.26%)		9.57	6/5/2028	247,611	[f]	242,954

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 39.2% (continued)
Information Technology - 4.2% (continued)
Polaris Newco LLC, Sterling Term Loan, (1 Month SONIA +5.25%)	GBP	5.25	6/5/2028	977,500	[f]	1,170,353
Project Alpha Intermediate Holding, Inc., Term Loan B, (3 Month TSFR +4.75%)		9.87	10/26/2030	158,333	[f]	158,971
Quest Software, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.40%)		9.71	2/1/2029	285,558	[f]	227,414
Tibco Software, Inc., Term Loan, (3 Month TSFR +4.60%)		9.95	10/2/2028	193,425	[f]	191,920
UKG, Inc., 2021 Second Lien Incremental Term Loan, (3 Month TSFR +5.35%)		10.68	5/3/2027	42,586	[f]	43,105
Waystar Technologies, Inc., Initial Term Loan, (1 Month TSFR +4.00%)		9.32	10/31/2029	90,000	[f]	90,225
West Technology Group LLC, Term Loan B-3, (3 Month TSFR +4.25%)		9.56	4/10/2027	122,489	[f]	118,398
					5,600,854
Insurance - 1.4%
Acrisure LLC, 2023 Term Loan B, (1 Month TSFR +4.50%)		9.83	11/6/2030	388,045	[f]	390,955
Amynta Agency Borrower, Inc., 2023 Repricing Term Loan, (1 Month TSFR +4.25%)		9.58	2/28/2028	402,382	[f]	403,136
Asurion LLC, Second Lien Term Loan B-3, (1 Month TSFR +5.36%)		10.69	2/3/2028	1,068,450	[f]	1,023,041
					1,817,132
Internet Software & Services - 2.0%
Endure Digital, Inc., Initial Term Loan, (6 Month TSFR +3.93%)		9.42	2/10/2028	185,497	[f]	182,019
ION Trading Finance Ltd., Initial Dollar Term Loan, (3 Month TSFR +4.85%)		10.20	4/3/2028	214,500	[f]	213,524
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)		9.58	5/3/2028	329,100	[f]	324,205
Proofpoint, Inc., Initial Term Loan, (1 Month TSFR +3.36%)		8.69	8/31/2028	428,877	[f]	428,699
PUG LLC, USD Term Loan B, (1 Month TSFR +3.61%)		8.94	2/16/2027	233,912	[f]	230,444

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 39.2% (continued)
Internet Software & Services - 2.0% (continued)
THG Operations Holdings, Facility Term Loan B, (6 Month EURIBOR +4.50%)	EUR	8.46	12/11/2026	1,000,000	[f]	1,045,842
Weddingwire, Inc., Term Loan, (1 Month TSFR +4.50%)		9.82	1/31/2028	250,000	[f]	249,688
					2,674,421
Materials - .7%
Berlin Packaging LLC, Tranche Term Loan B-5, (1-3 Month TSFR +3.94%)		9.28	3/13/2028	286,058	[f]	285,680
Crosby US Acquisition Corp., Amendment No. 3 Replacement Term Loan, (3 Month TSFR +4.00%)		9.32	8/13/2029	110,000	[f]	110,596
Pregis TopCo LLC, First Lien Initial Term Loan, (1 Month TSFR +4.00%)		9.07	8/3/2026	95,000	[f]	95,152
Proampac PG Borrower LLC, Term Loan, (3 Month TSFR +4.50%)		9.81	9/15/2028	419,358	[f]	420,511
					911,939
Media - .1%
Fleet US Bidco, Inc., Facility B Loan, (1 Month TSFR +3.25%)		3.25	2/3/2031	98,571	[f]	98,633
Metals & Mining - .1%
Arsenal AIC Parent LLC, 2024 Refinancing Term Loan B, (3 Month TSFR +3.75%)		9.07	8/19/2030	75,810	[f]	75,952
Real Estate - .3%
Cushman & Wakefield US Borrower LLC, 2023-2 Refinancing Term Loan, (1 Month TSFR +4.00%)		9.33	1/31/2030	200,000	[f]	200,000
Forest City Enterprises LP, Term Loan B, (1 Month TSFR +3.61%)		8.94	12/8/2025	275,000	[f]	264,326
					464,326
Retailing - .3%
Foundation Building Materials, Inc., 2024 Incremental Term Loan, (1 Month TSFR +4.00%)		4.00	1/29/2031	115,000	[f]	115,113
New Look Corporate Ltd., Term Loan, (1 Month GBPLIBOR FLAT)	GBP	0.00	11/9/2029	24,012	[f,i]	758
Staples, Inc., 2019 Refinancing New Term Loan B-1, (1 Month LIBOR +5.00%)		10.44	4/13/2026	233,836	[f]	228,737
					344,608

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 39.2% (continued)
Technology Hardware & Equipment - 1.3%
Atlas CC Acquisition Corp., First Lien Term Loan B, (3 Month TSFR +4.51%)		9.85	5/25/2028	183,086	[f]	164,263
Atlas CC Acquisition Corp., First Lien Term Loan C, (3 Month TSFR +4.51%)		9.85	5/25/2028	37,237	[f]	33,409
Expleo Services SAS, Term Loan B, (6 Month EURIBOR +5.00%)	EUR	9.14	9/28/2027	1,000,000	[f]	1,074,045
McAfee Corp., Term Loan B, (1 Month TSFR +3.85%)		9.18	3/1/2029	250,724	[f]	250,187
Perforce Software, Inc., Term Loan, (1 Month TSFR +3.85%)		9.18	7/1/2026	189,016	[f]	187,733
					1,709,637
Telecommunication Services - .9%
CCI Buyer, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.00%)		9.35	12/17/2027	210,439	[f]	209,390
Consolidated Communications, Term Loan B-1, (1 Month TSFR +3.61%)		8.94	10/4/2027	200,000	[f]	188,500
Crown Subsea Communications Holding, Inc., Intial Term Loan, (3 Month TSFR +4.75%)		10.07	1/30/2031	77,395	[f]	77,879
Frontier Communications Holdings LLC, New Term Loan B, (1 Month TSFR +3.86%)		9.19	10/8/2027	179,538	[f]	179,122
Level 3 Financing, Inc., 2027 Tranche Term Loan B, (1 Month TSFR +1.75%)		7.20	3/1/2027	45,000	[f]	44,081
Lumen Technologies, Inc., Term Loan B, (1 Month TSFR +2.36%)		7.69	3/15/2027	239,123	[f]	175,120
Telesat LLC, Term Loan B-5, (3 Month TSFR +3.01%)		8.35	12/7/2026	250,000	[f]	150,469
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 Month TSFR +3.11%)		8.44	3/9/2027	190,000	[f]	171,554
					1,196,115
Transportation - .2%
ASP LS Acquisition Corp., First Lien Initial Term Loan, (3 Month TSFR +4.50%)		10.40	5/7/2028	120,000	[f]	112,650
PODS LLC, Term Loan, (1 Month TSFR +3.11%)		8.44	3/31/2028	164,579	[f]	162,242
					274,892
Utilities - .6%
Eastern Power LLC, Term Loan, (1 Month TSFR +3.86%)		9.19	10/2/2025	457,330	[f]	456,902

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 39.2% (continued)
Utilities - .6% (continued)
Hamilton Projects Acquiror LLC, Term Loan, (1 Month TSFR +4.61%)	9.94	6/28/2027	269,636	[f]	270,300
NGL Energy Operating LLC, Intial Term Loan, (1 Month TSFR +4.50%)	9.83	2/3/2031	72,000	[f]	72,338
				799,540
Total Floating Rate Loan Interests (cost $51,788,496)			51,988,676
			Shares
Common Stocks - .0%
Retailing - .0%
New Look, Cl. B (cost $0)			611,628	[i,j]	0
	1-Day Yield (%)
Investment Companies - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,655,532)	5.41		2,655,532	[k]	2,655,532
Total Investments (cost $182,020,666)			137.1%	181,959,327
Liabilities, Less Cash and Receivables			(37.1%)	(49,276,291)
Net Assets			100.0%	132,683,036

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

SONIA—Sterling Overnight Index Average

TSFR—Term Secured Overnight Financing Rate Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, these securities were valued at $119,526,158 or 90.08% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

h Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

i The fund held Level 3 securities at February 29, 2024. These securities were valued at $758 or .0% of net assets.

j Non-income producing security.

k Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Collateralized Loan Obligations	31.0
Consumer, Non-cyclical	25.9
Consumer, Cyclical	17.1
Communications	13.8
Financial	12.6
Industrial	11.9
Technology	7.9
Energy	6.6
Basic Materials	5.6
Utilities	2.6
Investment Companies	2.0
Diversified	.1
137.1

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 8/31/2023	Purchases ($)†	Sales ($)	Value ($) 2/29/2024	Dividends/ Distributions ($)
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.0%	3,176,789	56,929,717	(57,450,974)	2,655,532	118,198

† Includes reinvested dividends/distributions.

See notes to financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation) ($)
Citigroup Global Markets Inc.
United States Dollar	2,503,569	British Pound	1,985,000	3/14/2024	(2,297)
United States Dollar	28,324,330	Euro	26,200,000	3/25/2024	(21,353)
Euro	1,300,000	United States Dollar	1,409,960	3/14/2024	(4,132)
United States Dollar	38,097,175	Euro	35,315,000	3/14/2024	(92,673)
United States Dollar	4,414,354	British Pound	3,500,000	3/14/2024	(4,050)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation) ($)
Citigroup Global Markets Inc. (continued)
United States Dollar	409,904	British Pound	325,000	3/14/2024	(376)
Goldman Sachs & Co. LLC
Euro	150,000	United States Dollar	162,260	3/14/2024	(49)
Gross Unrealized Depreciation					(124,930)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	179,365,134	179,303,795
Affiliated issuers	2,655,532	2,655,532
Cash denominated in foreign currency	604,462	604,206
Receivable for investment securities sold		3,206,999
Dividends and interest receivable		2,482,646
Cash collateral held by broker—Note 4		420,000
Prepaid expenses		2,441
		188,675,619
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		128,263
Cash overdraft due to Custodian		938,453
Loan payable ($49,000,000 face amount, respectively, report net of unamortized debt issuance cost of $48,929)—Note 2		48,951,071
Payable for investment securities purchased		5,730,076
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		124,930
Interest and loan fees payable—Note 2		9,768
Directors’ fees and expenses payable		3,391
Other accrued expenses		106,631
		55,992,583
Net Assets ($)		132,683,036
Composition of Net Assets ($):
Paid-in capital		146,924,958
Total distributable earnings (loss)		(14,241,922)
Net Assets ($)		132,683,036

Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)	15,000,727
Net Asset Value Per Share ($)	8.85

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2024 (Unaudited)

Investment Income ($):
Income:
Interest	8,391,881
Dividends from affiliated issuers	118,198
Total Income	8,510,079
Expenses:
Management fee—Note 3(a)	741,883
Interest expense and loan fees—Note 2	1,843,772
Professional fees	70,143
Directors’ fees and expenses—Note 3(c)	13,161
Registration fees	11,881
Custodian fees—Note 3(b)	9,266
Shareholder servicing costs	6,588
Shareholders’ reports	6,130
Chief Compliance Officer fees—Note 3(b)	4,186
Miscellaneous	191,891
Total Expenses	2,898,901
Net Investment Income	5,611,178
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,507,699)
Net realized gain (loss) on forward foreign currency exchange contracts	730,653
Net Realized Gain (Loss)	(777,046)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	7,652,399
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(192,486)
Net Change in Unrealized Appreciation (Depreciation)	7,459,913
Net Realized and Unrealized Gain (Loss) on Investments	6,682,867
Net Increase in Net Assets Resulting from Operations	12,294,045

See notes to financial statements.

STATEMENT OF CASH FLOWS

Six Months Ended February 29, 2024 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(74,909,518)
Proceeds from sales of portfolio securities	66,691,795
Net purchase (sales) of short-term securities	1,616,621
Dividends and interest income received	8,427,486
Interest and loan fees paid	(1,809,988)
Expenses paid to BNY Mellon Investment Adviser, Inc. and affiliates	(756,991)
Operating expenses paid	(271,837)
Net realized gain (loss) from forward foreign currency
exchange contracts transactions	730,653
Net Cash Provided (or Used) in Operating Activities		(281,779)
Cash Flows from Financing Activities ($):
Dividends paid to Common Stockholders	(3,675,179)
Increase in Cash Overdraft due to Custodian	938,453
Net Cash Provided (or Used) in Financing Activities		(2,736,726)
Effect of Foreign Exchange Rate Changes on Cash		(4,536)
Net Increase (Decrease) in Cash		(3,023,041)
Cash and cash denominated in foreign currency at beginning of period†		4,047,247
Cash and Cash Denominated in Foreign Currency at End of Period†		1,024,206
Reconciliation of Net Increase (Decrease) in Net Assets
Resulting from Operations to Net Cash Provided
by Operating Activities ($):
Net Increase in Net Assets Resulting From Operations		12,294,045
Adjustments to Reconcile Net Increase (Decrease) in Net Assets
Resulting from Operations to Net Cash
Provided (or Used) in Operating Activities ($):
Increase in investments in securities at cost		(5,681,735)
Increase in dividends and interest receivable		(82,593)
Increase in receivable for investment securities sold		(1,846,749)
Decrease in prepaid expenses		11,693
Decrease in Due to BNY Mellon Investment Adviser, Inc. and affiliates		(1,656)
Increase in payable for investment securities purchased		2,435,081
Decrease in interest and loan fees payable		(77)
Decrease in unamortized debt issuance cost		33,861
Increase in Directors' fees and expenses payable		72
Increase in other accrued expenses		16,192
Net change in unrealized (appreciation) depreciation on investments		(7,459,913)
Net Cash Provided (or Used) in Operating Activities		(281,779)
†	Includes deposits held as collateral by broker.
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
Operations ($):
Net investment income	5,611,178	10,006,737
Net realized gain (loss) on investments	(777,046)	(11,628,289)
Net change in unrealized appreciation (depreciation) on investments	7,459,913	15,334,254
Net Increase (Decrease) in Net Assets Resulting from Operations	12,294,045	13,712,702
Distributions ($):
Distributions to shareholders	(3,150,153)	(8,325,403)
Total Increase (Decrease) in Net Assets	9,143,892	5,387,299
Net Assets ($):
Beginning of Period	123,539,144	118,151,845
End of Period	132,683,036	123,539,144

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. These figures have been derived from the fund’s financial statements and market price data for the fund’s shares.

Six Months Ended
February 29, 2024		Year Ended August 31,
(Unaudited)		2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	8.24	7.88	9.41	8.60	9.20	9.65
Investment Operations:
Net investment income[a]	.37	.67	.55	.63	.63	.69
Net realized and unrealized gain (loss) on investments	.45	.25	(1.48)	.78	(.60)	(.49)
Total from Investment Operations	.82	.92	(.93)	1.41	.03	.20
Distributions:
Dividends from net investment income	(.21)	(.56)	(.60)	(.60)	(.63)	(.58)
Dividends from net realized gain on investments	-	-	-	-	-	(.07)
Total Distributions	(.21)	(.56)	(.60)	(.60)	(.63)	(.65)
Net asset value, end of period	8.85	8.24	7.88	9.41	8.60	9.20
Market value, end of period	8.48	7.79	7.48	9.58	8.12	9.29
Market Price Total Return (%)	11.72[b]	12.18	(16.17)	26.24	(5.61)	9.08
Ratios/Supplemental Data (%)
Ratio of total expenses to average net assets	4.61[c]	4.29	2.87	2.42	2.69[d]	3.00
Ratio of net expenses to average net assets	4.61[c]	4.29	2.87	2.42	2.69[d]	2.99
Ratio of interest expense and loan fees to average net assets	2.93[c]	2.66	1.12	.76	1.05[d]	1.52
Ratio of net investment income to average net assets	8.92[c]	8.54	6.24	6.87	7.37[d]	7.43
Portfolio Turnover Rate	40.02[b]	78.40	60.09	85.31	85.90	54.94
Net Assets, end of period ($ x 1,000)	132,683	123,539	118,152	140,946	128,744	137,587
Average borrowings outstanding ($ x 1,000)	49,000	46,273	57,134	55,386	55,279	60,000
Weighted average number of fund shares outstanding ($ x 1,000)	15,001	15,001	14,997	14,968	14,963	14,961
Average amount of debt per share ($)	3.27	3.08	3.81	3.70	3.69	4.01

a Based on average shares outstanding.

b Not annualized

c Annualized.

d The ratios have been corrected due to immaterial corrections within the August 31, 2020 annual shareholder report which reflected a total expense ratio of 1.87%, a net expense ratio of 1.87%, an interest expense and loan fees ratio of .73% and a net investment income of 5.14%. The prior ratios were based on managed assets not average net assets.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company. The fund has a limited term of approximately seven years. The fund’s investment objectives are to seek high current income and to return at least $9.835 (the “Original NAV”) per share of Common Share (the public offering price per Common Share after deducting a sales load of $.165 per Common Share but before deducting offering costs of $.02 per Common Share) to holders of record of Common Shares on or about December 1, 2024 (subject to certain extensions). The objective to return at least the fund’s Original NAV is not an express or implied guarantee obligation of the fund, BNY Mellon Investment Adviser, Inc., Alcentra NY, LLC or any other entity, and an investor may receive less than the Original NAV upon termination of the fund. There is no assurance the fund will achieve either of its investment objectives and achieving its investment objectives will depend on a number of factors, including market conditions and the success of various portfolio strategies and cash flow management techniques. Based on market conditions as of the date of this report, management anticipates that the likelihood of the fund achieving its objective of returning its Original NAV upon termination of the fund has decreased substantially since the fund’s inception.

BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Alcentra NY, LLC (the “Sub-Adviser”), serves as the fund’s sub-adviser. The fund’s Common Shares trade on the New York Stock Exchange (the “NYSE”) under the ticker symbol DCF.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities and floating rate loan interests, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	41,165,006	-	41,165,006
Corporate Bonds	-	86,150,113	-	86,150,113
Floating Rate Loan Interests	-	51,987,918	758	51,988,676
Investment Companies	2,655,532	-	-	2,655,532
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(124,930)	-	(124,930)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Floating Rate Loan Interests & Equity Securities-Common Stocks ($)
Balance as of 8/31/2023†	1,065
Purchases/Issuances	-
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(307)
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 2/29/2024†	758
The amount of total net realized gains (loss) for the period included in earnings attributable to the net change in unrealized appreciation (depreciation) relating to investments still held at 2/29/2024	(307)

† Securities deemed as Level 3 due to lack of significant observable inputs by management assessment.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis. Interest income from investments in collateralized loan obligation (“CLO”) equity is recorded based upon an effective yield to maturity utilizing assumed cash flows. The Sub-Adviser monitors the expected cash flows from its CLO equity investments and effective yield is determined and adjusted as needed.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: An investment in the fund is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in Common Shares represents an indirect investment in the credit instruments and other investments and assets owned by the fund. The value of the fund’s portfolio investments may move up or down, sometimes rapidly and unpredictably. The value of the instruments in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide

Credit Risk: The fund invests primarily in credit instruments, which are subject to credit risk. Credit risk is the risk that one or more credit instruments in the fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the instrument experiences a decline in its financial status. Losses may occur because the market value of a credit instrument is affected by the creditworthiness or perceived creditworthiness of the issuer and by general economic and specific industry conditions and the fund’s investments will often be subordinate to other debt in the issuer’s capital structure. Because the fund generally expects to invest a significant portion of its Managed Assets (as defined below) in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which invests in investment grade securities. The prices of below investment grade instruments are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of investment grade instruments, which may reduce the fund's net asset value.

Floating Rate Loan Risk. Unlike publicly traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the fund’s ability to pay redemption proceeds within the allowable time periods. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund’s portfolio managers may be required to rely primarily on their own evaluation of a borrower’s credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer’s obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by bankruptcy or other insolvency laws with respect to its ability to realize the benefits of the collateral securing a loan. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. Floating rate loans may not be considered to be “securities” for purposes of the anti-fraud protections of the federal securities laws, including those with respect to the use of material non-public information, so that purchasers, such as the fund, may not have the benefit of these protections.

Collaterlized Debt Obligations (“CDO”) Risk: The risks of an investment in a CDO, including a Collaterlized Bank Obligation or CLO, depend largely on the type of the collateral and the tranche of the CDO in which the fund invests. CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, market anticipation of defaults, as well as aversion to CDO securities as an asset class. In addition to the normal risks associated with credit-related securities discussed elsewhere in this report (e.g., interest rate risk and default risk), investments in CDOs may be more volatile, less liquid and more difficult to price than other types of investments.

Additional Information section within the annual report dated August 31, 2023, provides more details about the principal risk factors.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) Dividends and distributions to Common Shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Common Shareholders will have their distributions reinvested in additional shares of the fund, unless such Common Shareholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent, will buy fund shares in the open market and reinvest those shares accordingly.

For the purpose of pursuing its investment objective of returning at least the Original NAV, the fund intends to retain a limited portion of its net investment income continuing until the final liquidating distribution. The fund also may retain a portion of its short-term capital gains and all or a portion of its long-term capital gains. The extent to which the fund retains income or capital gains, and the cumulative amount so retained, will depend on, among other things, prevailing market conditions, portfolio turnover and reinvestment and overall performance of the credit instruments held by the fund. Adjustments to the amounts of income retained and the resulting distribution rate will take into account, among other factors, the then-current projections of the fund’s net asset value on the Termination Date in the absence of income retention. The fund anticipates that the possibility of some credit losses combined with the potential for declines in income over the term of the fund, as the duration and weighted average maturity of the portfolio shorten, will likely result in successive reductions in distributions over the approximate seven-year term of the fund. The timing and amounts of these reductions cannot be predicted. While the amounts retained would be included in the final liquidating distribution of the fund, the fund’s distribution rate over the term of the fund will be lower, and possibly significantly lower, than if the fund distributed substantially all of its net investment income and gains in each year. To the extent that the market price of Common Shares over time is influenced by the fund’s distribution rate, the reduction of the fund’s monthly distribution rate because of the retention of income is expected to negatively impact the market price of the Common Shares. Any such negative effect on the market price of the Common Shares may not be offset even though the fund’s net asset value and liquidating distribution would be higher as a result of retaining income. In the event that the fund elects to distribute all of its net investment income or gains (if any) in each year, rather than retaining such income or gains, there is an increased risk to Common Shareholders that the final liquidating distribution may be less than Original NAV.

On February 22, 2024, the Board declared a cash dividend of $.035 per share from undistributed net investment income, payable on March 21, 2024 to Common Shareholders of record as of the close of business on March 7, 2024. The ex-dividend date was March 6, 2024.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 29, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 29, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $15,972,734 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2023. The fund has $3,061,151 of short-term capital losses and $12,911,583 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2023 was as follows: ordinary income $8,325,403. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(h) New accounting pronouncements: In 2020, the FASB issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting.

The objective of the guidance in Topic 848 is to provide temporary relief during the transition period. The FASB included a sunset provision within Topic 848 based on expectations of when the LIBOR would cease being published. At the time that Update 2020-04 was issued, the UK Financial Conduct Authority (FCA) had established its intent that it would no longer be necessary to persuade, or compel, banks to submit to LIBOR after December 31, 2021. As a result, the sunset provision was set for December 31, 2022—12 months after the expected cessation date of all currencies and tenors of LIBOR.

In March 2021, the FCA announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023, which is beyond the current sunset date of Topic 848.

Because the current relief in Topic 848 may not cover a period of time during which a significant number of modifications may take place, the amendments in this Update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024 (“FASB Sunset Date”), after which entities will no longer be permitted to apply the relief in Topic 848.

Management has evaluated the impact of Topic 848 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the Reference Rate Reform. Management has no concerns in adopting Topic 848 by FASB Sunset Date. Management will continue to work with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Borrowings:

The fund has a $68,000,000 Revolving Credit Facility Credit Agreement with Societe Generale (the “Agreement”), which terminates on December 31, 2024 (or the prior business day, as necessary). Under the terms of the Agreement, the fund may borrow (“Loans”) on collateralized basis. The interest to be paid by the fund on such Loans is determined with reference to the principal amount of each Loan outstanding from time to time. The fund also pays additional fees pursuant to the Agreement.

During the period ended February 29, 2024, total fees pursuant to the Agreement amounted to $1,843,772 inclusive of $1,752,278 of interest expense and $91,494 of loan fees. These fees are included in Interest expense and loan fees in the Statement of Operations.

The average amount of borrowings outstanding under the Agreement during the period ended February 29, 2024 was $49,000,000 with a related weighted average annualized interest rate of 7.19%. The fund’s borrowings under the Agreement are secured by its portfolio holdings.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a Management Agreement with the Adviser, the management fee is computed at the annual rate of .85% of the value of the fund’s “Managed Assets” and is payable monthly. “Managed Assets” of the fund means the total assets of the fund, including any assets attributable to leverage (i.e., any loans from certain financial institutions and/or the issuance of debt securities (collectively, “Borrowings”), preferred stock or other similar preference securities (“Preferred Shares”), or the use of derivative instruments that have the economic effect of leverage), minus the fund’s accrued liabilities, other than any liabilities or obligations attributable to leverage obtained through (i) indebtedness of any type (including, without limitation, Borrowings), (ii) the issuance of Preferred Shares, and/or (iii) any other means, all as determined in accordance with generally accepted accounting principles.

Pursuant to the sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee at the annual rate of .425% of the value of the fund’s average daily Managed Assets and is payable monthly.

(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 29, 2024, the fund was charged $9,266 pursuant to the custody agreement.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended February 29, 2024, the fund was charged $4,186 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $121,801, Custodian fees of $5,200 and Chief Compliance Officer fees of $1,262.

(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended February 29, 2024, amounted to $74,072,921 and $66,880,746, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Statement of Investments. At February 29, 2024, the fund had sufficient cash and/or securities to cover these commitments.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act, regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements.

Each type of derivative instrument that was held by the fund during the period ended February 29, 2024 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at February 29, 2024 are set forth in the Statement of Investments.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At February 29, 2024, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	-	(124,930)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	-	(124,930)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	-	(124,930)

The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of February 29, 2024:

Counterparty	Gross Amount of Liabilities ($)	[1]	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	Net Amount of Liabilities ($)
Citigroup Global Markets Inc.	(124,881)		-	-	(124,881)
Goldman Sachs & Co. LLC	(49)		-	-	(49)
Total	(124,930)		-	-	(124,930)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following table summarizes the average market value of derivatives outstanding during the period ended February 29, 2024:

Average Market Value ($)
Forward contracts	73,763,141

At February 29, 2024, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $186,269, consisting of $7,120,602 gross unrealized appreciation and $7,306,871 gross unrealized depreciation.

At February 29, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors (the “Board”) held on February 27-28, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Alcentra NY, LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser noted that the fund is a closed-end fund without daily inflows and outflows of capital and provided the fund’s asset size.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the fund’s performance with the performance of a group of leveraged closed-end loan participation funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all leveraged closed-end loan participation funds (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all leveraged closed-end loan participation funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies and the extent and manner in which leverage is employed that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance, on a net asset value basis, was above the Performance Group and Performance Universe medians for all periods, except for the two-year period when it was below the Performance Group and Performance Universe medians and the three-year period when it was equal to the Performance Group median and below the Performance Universe median. The Board also considered that the fund’s total return performance, on a market price basis, was above or equal to the Performance Group and Performance Universe medians for all periods, except for the three- and four-year periods when it was below the Performance Group and Performance Universe medians. The Board also considered, on a net asset value basis, that the fund’s yield performance was above the Performance Group and below the Performance Universe medians for four of the seven one-year periods ended December 31st. The Board also considered, on a market price basis, that the fund’s yield performance was above the Performance Group and below the Performance Universe medians for four of the six one-year periods ended December 31st. The Board noted that the fund had a four star rating from Morningstar for the three-year period based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that, based on common assets alone, the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses. The Board considered that, based on common and leveraged assets together, the fund’s actual management fee was slightly higher than the Expense Group median and slightly higher than the Expense Universe median actual

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

management fee, and the fund’s total expenses were higher that the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, because the fund is a closed-end fund without daily inflows and outflows of capital, there were not significant economies of scale at this time to be realized by the Adviser in managing the fund’s assets. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was generally satisfied with the fund’s overall performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

OFFICERS AND DIRECTORS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

240 Greenwich Street
New York, NY 10286

Directors	Officers (continued)
Independent Board Members:	Assistant Treasurers (continued)
Joseph S. DiMartino, Chairman	Robert Salviolo
Francine J. Bovich	Robert Svagna
Andrew J. Donohue	Chief Compliance Officer
Bradley Skapyak	Joseph W. Connolly
Roslyn M. Watson	Portfolio Managers
Benaree Pratt Wiley	Chris Barris
Brandon Chao
Officers	Kevin Cronk
President
David DiPetrillo	Adviser
Chief Legal Officer	BNY Mellon Investment Adviser, Inc.
Peter M. Sullivan	Sub-Adviser
Vice President and Secretary	Alcentra NY, LLC
James Bitetto	Custodian
Vice Presidents and Assistant Secretaries	The Bank of New York Mellon
Deirdre Cunnane	Counsel
Sarah S. Kelleher	Proskauer Rose LLP
Jeff Prusnofsky	Transfer Agent, Registar and
Amanda Quinn	Dividend Disbursing Agent
Joanne Skerrett	Computershare Inc.
Natalya Zelensky	Stock Exchange Listing
Treasurer	NYSE Symbol: DCF
James Windels	Initial SEC Effective Date
Vice Presidents	10/27/17
Daniel Goldstein
Joseph Martella
Assistant Treasurers
Gavin C. Reilly

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Bond Funds” every Monday; The Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its beneficial interest in the open market when it can do so at prices below the then current net asset value per share.

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For More Information

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Alcentra NY, LLC

9 West 57th Street,

Suite 4920

New York, NY 10019

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Registrar

Computershare Inc.

480 Washington Boulevard

Jersey City, NJ 07310

Dividend Disbursing Agent

Computershare Inc.

P.O. Box 30170

College Station, TX 77842

Ticker Symbol:	DCF

For more information about the fund, visit https://im.bnymellon.com/closed-end-funds. Here you will find the fund’s most recently available quarterly fact sheets and other information about the fund. The information posted on the fund’s website is subject to change without notice.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

0822SA0224

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: April 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: April 20, 2024

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: April 22, 2024

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)